Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000202617
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Class A
Trading Symbol	ACEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$174	1.50%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended November 30, 2025, all share classes of the Fund outperformed the Morgan Stanley Capital International (“MSCI”) China All Shares Index (the “benchmark”), before sales charges. Sector allocation—notably the heavier than benchmark (overweight) exposure to materials and the lighter than benchmark (underweight) exposure to consumer-related sectors—contributed to performance, as materials and industrial holdings benefited from strong demand and supply‑related concerns, while tech-related holdings gained from a broader rally driven by AI enthusiasm and chipmakers. These positives helped offset the drag from security selection in consumer discretionary stocks, which were pressured by weak domestic consumption, particularly auto sales, as well as in health care stocks, which lagged amid regulatory scrutiny and investor rotation toward sectors benefiting more directly from government stimulus.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI China All Shares Index
07/18	$9,579	$10,000
11/18	$8,017	$8,674
11/19	$9,598	$9,716
11/20	$12,163	$13,471
11/21	$11,154	$12,408
11/22	$7,909	$8,975
11/23	$7,260	$8,425
11/24	$8,291	$9,470
11/25	$10,959	$12,323

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 07/25/18
Class A (without sales charges)	32.17%	-2.06%	1.85%
Class A (with sales charges)	26.60%	-2.91%	1.25%
MSCI China All Shares Index	30.13%	-1.77%	2.88%

Performance Inception Date	Jul. 25, 2018
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-all-china-equity-portfolio.A.002542108.html#performance for the most recent performance information.

AssetsNet	$ 52,236,434
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 253,036
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,236,434
# of Portfolio Holdings	51
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$253,036

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	25.4%
Communication Services	20.3%
Materials	14.3%
Industrials	12.9%
Consumer Discretionary	11.1%
Information Technology	6.6%
Health Care	5.2%
Consumer Staples	1.9%
Short-Term Investments	2.6%
Other assets less liabilities	-0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

China	97.7%
Short-Term Investments	2.6%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$5,424,038	10.4%
Alibaba Group Holding Ltd. - Class H	$4,746,653	9.1%
PICC Property & Casualty Co., Ltd. - Class H	$2,369,961	4.5%
NetEase, Inc. - Class H	$2,320,882	4.5%
Contemporary Amperex Technology Co., Ltd. - Class A	$1,687,661	3.2%
Huatai Securities Co., Ltd. - Class A	$1,686,241	3.2%
Kingnet Network Co., Ltd. - Class A	$1,613,359	3.1%
Zijin Mining Group Co., Ltd. - Class H	$1,407,681	2.7%
Bank of Ningbo Co., Ltd. - Class A	$1,318,143	2.5%
China Merchants Bank Co., Ltd. - Class H	$1,306,714	2.5%
Total	$23,881,333	45.7%

C000202616
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Advisor Class
Trading Symbol	ACEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$145	1.25%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended November 30, 2025, all share classes of the Fund outperformed the Morgan Stanley Capital International (“MSCI”) China All Shares Index (the “benchmark”), before sales charges. Sector allocation—notably the heavier than benchmark (overweight) exposure to materials and the lighter than benchmark (underweight) exposure to consumer-related sectors—contributed to performance, as materials and industrial holdings benefited from strong demand and supply‑related concerns, while tech-related holdings gained from a broader rally driven by AI enthusiasm and chipmakers. These positives helped offset the drag from security selection in consumer discretionary stocks, which were pressured by weak domestic consumption, particularly auto sales, as well as in health care stocks, which lagged amid regulatory scrutiny and investor rotation toward sectors benefiting more directly from government stimulus.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI China All Shares Index
07/18	$10,000	$10,000
11/18	$8,380	$8,674
11/19	$10,050	$9,716
11/20	$12,776	$13,471
11/21	$11,745	$12,408
11/22	$8,347	$8,975
11/23	$7,677	$8,425
11/24	$8,796	$9,470
11/25	$11,650	$12,323

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 07/25/18
Advisor Class	32.45%	-1.83%	2.10%
MSCI China All Shares Index	30.13%	-1.77%	2.88%

Performance Inception Date	Jul. 25, 2018
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-all-china-equity-portfolio.Advisor.002542207.html#performance for the most recent performance information.

AssetsNet	$ 52,236,434
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 253,036
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,236,434
# of Portfolio Holdings	51
Portfolio Turnover Rate	113%
Total Advisory Fees Paid (Net)	$253,036

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	25.4%
Communication Services	20.3%
Materials	14.3%
Industrials	12.9%
Consumer Discretionary	11.1%
Information Technology	6.6%
Health Care	5.2%
Consumer Staples	1.9%
Short-Term Investments	2.6%
Other assets less liabilities	-0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

China	97.7%
Short-Term Investments	2.6%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$5,424,038	10.4%
Alibaba Group Holding Ltd. - Class H	$4,746,653	9.1%
PICC Property & Casualty Co., Ltd. - Class H	$2,369,961	4.5%
NetEase, Inc. - Class H	$2,320,882	4.5%
Contemporary Amperex Technology Co., Ltd. - Class A	$1,687,661	3.2%
Huatai Securities Co., Ltd. - Class A	$1,686,241	3.2%
Kingnet Network Co., Ltd. - Class A	$1,613,359	3.1%
Zijin Mining Group Co., Ltd. - Class H	$1,407,681	2.7%
Bank of Ningbo Co., Ltd. - Class A	$1,318,143	2.5%
China Merchants Bank Co., Ltd. - Class H	$1,306,714	2.5%
Total	$23,881,333	45.7%